Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,295	$ 46,773
Accumulated depreciation	41,706	35,689
Property and equipment, net	13,589	11,084
Depreciation expenses	6,832	6,451	5,069
Reduction to cost and accumulated depreciation	815	808
Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,182	40,741
Accumulated depreciation	37,333	31,842
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,619	3,750
Accumulated depreciation	2,857	2,515
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,494	2,282
Accumulated depreciation	$ 1,516	$ 1,332